SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2017	2016
150,000,000 common shares of $0.01 par value each (2016: 150,000,000 common shares of $0.01 par value each)	1,500	1,500

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2017	2016
110,930,873 common shares of $0.01 par value each (2016: 101,504,575 common shares of $0.01 par value each)	1,109	1,015

The Company's common shares are listed on the New York Stock Exchange.

During the year ended December 31, 2017, the Company issued a total of 7,500 new shares of $0.01 each following the exercise of share options (2016: 36,575 new shares of $1.00 issued to satisfy options exercised). The weighted average exercise price of the options was $11.78 per share (2016: $12.11 per share), resulting in a premium on issue of $0.1 million (2016: $0.2 million). In November 2016, the Board of Directors renewed the Ship Finance International Limited Share Option Scheme (the "Option Scheme"), originally approved in November 2006. The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (see also Note 22: Share option plan).

In October 2017, the Company issued a total of 9,418,798 new shares following separate privately negotiated transactions with certain holders of the 3.25% senior unsecured convertible bonds due 2018 for the conversion of a principal amount of $121.0 million from the outstanding balance of the convertible bonds. In January 2013, the Company issued a senior unsecured convertible bond loan totaling $350 million. The bonds are convertible into common shares at any time up to ten banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a premium of approximately 33% to the share price at the time. Since then, dividend distributions have reduced the conversion price to $13.2418 per share. As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, which was valued at $20.7 million and recorded as "Additional paid-in capital" (see Note 19: Long-term Debt). Previously in October 2016, the Company purchased and canceled bonds with principal amounts totaling $165.8 million. The equity component of the converted bonds in 2017 was valued at $16.4 million (2016: $8.5 million for the purchased and canceled bonds) and this amount has been deducted from "Additional paid-in capital".

In November 2016, in relation with the Company's issue in October 2016 of senior unsecured convertible bonds totaling $225 million, the Company issued 8,000,000 new shares of par value $0.01 each. The shares were issued at par value and have been loaned to an affiliate of one of the underwriters of the bond issue, in order to assist investors in the bonds to hedge their position. The bonds are convertible into common shares and mature on October 15, 2021. The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share to the share price at the time. Since then, dividend distributions have increased the conversion rate to 60.0416, equivalent to a conversion price of approximately $16.6561 per share. As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, which was valued at $4.6 million and recorded as "Additional paid-in capital" (see Note 19: Long-term Debt).

A reorganization of share capital was approved at the Annual General Meeting of the Company held in September 2016, in accordance with the Bermuda Companies Act. Following the reorganization, the Company's authorized share capital was adjusted to 150,000,000 shares of par value $0.01 each, prior to which it had been 125,000,000 shares of par value $1.00 each. As there were 93,504,575 shares issued and fully paid at the time of the reorganization, to reflect the decrease in the par value of each share from $1.00 to $0.01, $92.6 million was transferred from share capital to contributed surplus. The shares of par value $0.01 each rank pari passu in all respects with each other.